SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets, Advertising and promotion expenses, Research and development costs, Lease and Income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0	$ 0
Advertising and promotion expenses	5,886	176,193	736,522
Research and development costs	$ 421,186	$ 441,405	$ 117,942
Operating lease term	1 year